Acquisition/ Deconsolidation (Details) $ / shares in Units, $ in Thousands	5 Months Ended		6 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Jun. 08, 2017 USD ($) $ / shares shares	May 25, 2017 USD ($)	Jun. 30, 2017 USD ($)	Aug. 29, 2017 USD ($) $ / shares shares	Nov. 09, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)
Schedule Of Equity Method Investments [Line Items]
Payments To Acquire Productive Assets						$ 115,884	$ 0	$ 0
Amounts due from related parties						10,545	19,639
Navios Containers repayment of seller’s credit to Navios Partners						14,000	0	0
Gain on change in control						$ 4,068	$ 0	$ 0
Number of units received | shares						147,797,720	83,323,911
Common units outstanding | shares						147,797,720	83,323,911
Navios Holdings
Schedule Of Equity Method Investments [Line Items]
Amounts due from related parties						$ 8,255
Navios Containers
Schedule Of Equity Method Investments [Line Items]
Sale of Stock, Percentage of Ownership after Transaction						33.70%
Investment in Navios Containers, equity method				$ 40,000
Gain on change in control				4,068
Investment in Navios Containers				43,494
Investment in Navios Containers, equity method				$ 30,000
Ownership percentage				39.90%
Common units outstanding | shares						9,818,182
Navios Containers | Private Placement
Schedule Of Equity Method Investments [Line Items]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Purchase of Interest by Parent	$ 30,000			$ 10,000	$ 10,000
Sale of Stock, Percentage of Ownership after Transaction	59.70%
Number of units received | shares	6,000,000			2,000,000	1,818,182
Navios Containers | Warrants
Schedule Of Equity Method Investments [Line Items]
Warrants, Expected term					5 years	5 years
Sale of Stock, Percentage of Ownership after Transaction					6.80%	6.80%
Navios Containers | Private Placement
Schedule Of Equity Method Investments [Line Items]
Proceeds from Issuance of Private Placement	$ 50,288			$ 50,000	$ 50,000
Sale Of Stock Number Of Shares Issued In Transaction | shares	10,057,645			10,000,000	9,090,909
Sale of Stock, Price Per Share | $ / shares	$ 5			$ 5	$ 5.5
Navios Containers | Warrants
Schedule Of Equity Method Investments [Line Items]
Warrants, Expected term	5 years			5 years
Sale of Stock, Percentage of Ownership after Transaction	6.80%			6.80%
Navios Containers | Navios Holdings | Private Placement
Schedule Of Equity Method Investments [Line Items]
Minority Interest Ownership Percentage By Noncontrolling Owners	9.90%
Navios Containers | Navios Holdings | Warrants
Schedule Of Equity Method Investments [Line Items]
Warrants, Expected term	5 years			5 years
Minority Interest Ownership Percentage By Noncontrolling Owners	1.70%			1.70%
Navios Holdings
Schedule Of Equity Method Investments [Line Items]
Common units outstanding | shares						28,421,233
Navios Holdings | Navios Containers
Schedule Of Equity Method Investments [Line Items]
Sale of Stock, Percentage of Ownership after Transaction						3.40%
Common units outstanding | shares						1,000,000
Navios Holdings | Navios Containers | Private Placement
Schedule Of Equity Method Investments [Line Items]
Number of units received | shares	1,000,000
Navios Holdings | Navios Containers | Warrants
Schedule Of Equity Method Investments [Line Items]
Warrants, Expected term						5 years
Minority Interest Ownership Percentage By Noncontrolling Owners						1.70%
Navios Containers Vessels
Schedule Of Equity Method Investments [Line Items]
Number Of Vessels Acquired		5
Payments To Acquire Productive Assets		$ 59,000
Navios Containers Vessels | Navios Containers
Schedule Of Equity Method Investments [Line Items]
Number Of Vessels Acquired	5
Containership Capacity	4,250
Payments To Acquire Productive Assets	$ 64,000
Navios Containers Vessels | Navios Containers | Private Placement
Schedule Of Equity Method Investments [Line Items]
Proceeds from Issuance of Private Placement	40,000
Navios Containers Vessels | Navios Containers | Financed through sellers credit
Schedule Of Equity Method Investments [Line Items]
Amounts due from related parties	$ 24,000
Interest rate description						LIBOR plus 375 bps
Interest rate percentage						3.75%
Navios Containers repayment of seller’s credit to Navios Partners			$ 10,000	$ 14,000
Navios Containers Vessels | Navios Holdings | Private Placement
Schedule Of Equity Method Investments [Line Items]
Sale of Stock, Percentage of Ownership after Transaction						5.00%